Summary of Stock Option Activity (Detail) (2008 Plan, USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
2008 Plan
Number of options
Outstanding, beginning of period	29,829,585	38,956,549
Granted
Forfeited	(1,780,871)	(9,126,964)
Exchanged options	(5,676,525)
Outstanding, end of period	22,372,189	29,829,585
Exercisable, end of year	20,702,623	19,533,926
Weighted average exercise price
Outstanding, beginning of period	$ 1.00	$ 1.00
Granted
Forfeited	$ 1.00	$ 1.00
Exchanged options	$ 1.00
Outstanding, end of period	$ 1.00	$ 1.00
Weighted remaining contractual life
Outstanding, end of year	6 years 4 months 24 days	7 years 4 months 24 days